Commitments, Contingencies And Guarantees (Information On Derivative Contracts) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] USD ($)		Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Mar. 31, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Sep. 30, 2011 Derivative Contracts [Member] USD ($)		Sep. 30, 2011 Derivative Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivative Contracts [Member] JPY (¥)
Carrying value, Derivative contracts										$ 56,519	[1]	¥ 4,354,200	[1]	¥ 3,539,472	[1]
Carrying value, Standby letters of credit and other guarantees				3	[2]	236	[2]	267	[2]
Maximum Potential Payout /Notional Total, Derivative Contracts	1,366,420	105,269,019								1,366,420	[1]	105,269,019	[1]	101,555,634	[1]
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	235	18,091		235	[2]	18,091	[2]	8,512	[2]
Cash Collateral for Borrowed Securities	$ 77	¥ 5,946	¥ 6,761

[1]	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
[2]	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).